CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 7,984	$ 9,075	$ 26,286	$ 53,205	$ 62,288	$ 157,110
Cost of revenues
Total cost of revenues	5,770	5,561	18,117	38,761	44,897	119,536
Gross profit	2,214	3,514	8,169	14,444	17,391	37,574
Operating expenses
Compensation, taxes and benefits	3,624	3,526	10,927	12,216	16,402	17,730
General and administrative	2,501	3,646	7,502	10,757	14,222	13,199
Other expense					0	8,830
Total operating expenses	6,125	7,172	18,429	22,973	30,624	39,759
Loss from operations	(3,911)	(3,658)	(10,260)	(8,529)	(13,233)	(2,185)
Other income (expense)
Other income	15	99	61	190	199	256
Revaluation of tax receivable agreement liability					0	331
Loss on early termination of line of credit					0	(300)
Derecognition of tax receivable agreement liability	0	5,201	0	5,201	5,201	0
Commitment shares and expenses for Equity Reserve Facility					(532)	0
Interest expense	(1,104)	(1,413)	(4,739)	(4,068)	(5,410)	(4,378)
Total other expense, net	(1,089)	3,887	(4,876)	1,323	(542)	(4,091)
Loss before income taxes	(5,000)	229	(15,136)	(7,206)	(13,775)	(6,276)
Income tax expense	0	6,606	0	6,132	6,132	568
Net loss	(5,000)	(6,377)	(15,136)	(13,338)	(19,907)	(6,844)
Net loss attributable to noncontrolling interest	(2,320)	(3,687)	(7,852)	(9,283)	(13,671)	(4,650)
Net loss attributable to Direct Digital Holdings, Inc.	$ (2,680)	$ (2,690)	$ (7,284)	$ (4,055)	$ (6,236)	$ (2,194)
Net loss per common share attributable to Direct Digital Holdings, Inc.:
Basic (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)	$ (91.26)	$ (40.40)
Diluted (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)	$ (91.26)	$ (40.40)
Weighted-average number of shares of common stock outstanding:
Basic (in shares)	233,000	68,000	179,000	66,000	68,000	54,000
Diluted (in shares)	233,000	68,000	179,000	66,000	68,000	54,000
Sell-side advertising
Revenues
Total revenues	$ 641	$ 2,202	$ 5,153	$ 33,001	$ 35,660	$ 122,434
Cost of revenues
Total cost of revenues	1,457	2,654	6,946	30,670	34,063	105,733
Buy-side advertising
Revenues
Total revenues	7,343	6,873	21,133	20,204	26,628	34,676
Cost of revenues
Total cost of revenues	$ 4,313	$ 2,907	$ 11,171	$ 8,091	$ 10,834	$ 13,803